NOTES PAYABLE AND OTHER DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE AND OTHER DEBT
NOTES PAYABLE AND OTHER DEBT

See Part II, Item 8, Notes to Consolidated Financial Statements, Note 9 - Notes Payable and Other Debt included in the Annual Report for a detailed description of all the Company’s debt facilities.
Notes payable and other debt consists of the following (a):

(Amounts in 000’s)	September 30, 2016	December 31, 2015
Senior debt—guaranteed by HUD	$28,767	$25,469
Senior debt—guaranteed by USDA	25,929	26,463
Senior debt—guaranteed by SBA	3,427	3,548
Senior debt—bonds, net of discount	6,950	7,025
Senior debt—other mortgage indebtedness	41,862	51,128
Other debt	1,624	2,638
Convertible debt	9,200	9,200
Deferred financing costs	(2,256)	(2,712)
Total debt	$115,503	$122,759
Current debt	19,164	50,960
Debt included in liabilities of disposal group held for sale (b)	32,036	958
Notes payable and other debt, net of current portion	$64,303	$70,841

(a)	HUD, U.S. Department of Agriculture (“USDA”), U.S. Small Business Administration (“SBA”).
(b) Includes $0.2 million and no deferred financing costs at September 30, 2016 and December 31, 2015, respectively.

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2016	December 31, 2015
Senior debt - guaranteed by HUD
The Pavilion Care Center	Red Mortgage	12/01/2027	Fixed	4.16%	$1,459	$1,534
Hearth and Care of Greenfield	Red Mortgage	08/01/2038	Fixed	4.20%	2,206	2,251
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	5,475	5,556
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	8,501	8,628
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	7,390	7,500
Georgetown	Midland State Bank	01/10/2046	Fixed	2.98%	3,736	—
Total					$28,767	$25,469
Senior debt - guaranteed by USDA
Attalla	Metro City	09/30/2035	Prime + 1.50%	5.50%	$7,244	$7,400
Coosa	Metro City	09/30/2035	Prime + 1.50%	5.50%	6,531	6,671
Mountain Trace	Community B&T	01/24/2036	Prime + 1.75%	5.75%	4,414	4,507
Southland	Bank of Atlanta	07/27/2036	Prime + 1.50%	6.00%	4,491	4,576
Homestead (b)	Square 1	10/14/2036	Prime + 1.00%	5.75%	3,249	3,309
Total					$25,929	$26,463
Senior debt - guaranteed by SBA
College Park	CDC	10/01/2031	Fixed	2.81%	$1,633	$1,697
Stone County (b)	CDC	07/01/2032	Fixed	2.42%	1,081	1,123
Southland	Bank of Atlanta	07/27/2036	Prime + 2.25%	5.75%	713	728
Total					$3,427	$3,548

(a)
Represents cash interest rates as of September 30, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b) Debt included in liabilities of disposal group held for sale. On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		September 30, 2016	December 31, 2015
Senior debt - bonds, net of discount
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,452	$6,449
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	498	576
Total					$6,950	$7,025

(a)
Represents cash interest rates as of September 30, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(Amounts in 000’s)					September 30,	December 31,
Facility	Lender	Maturity	Interest Rate (a)		2016	2015
Senior debt - other mortgage indebtedness
Sumter Valley (c)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	$5,866	$5,123
Georgetown (g)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	—	4,026
Northridge (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	3,627	4,230
Woodland Hills (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	3,050	3,557
Abington/Cumberland (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	3,455	4,029
Heritage Park (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	2,853	3,370
River Valley (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	3,472	3,989
Little Rock/West Markham (b), (f)	PrivateBank (d)	12/31/2016	LIBOR + 4.00%	6.00%	9,788	11,399
Quail Creek (e)	Congressional Bank	09/30/2017	LIBOR + 4.75%	5.75%	4,462	5,000
Northwest	First Commercial	12/31/2017	Prime	5.00%	1,227	1,285
Stone County (b)	Metro City	06/08/2022	Prime + 2.25%	6.25%	1,669	1,697
College Park (f)	Bank of Las Vegas	05/01/2031	Prime + 2.00%	6.25%	2,393	2,465
Hembree Rd. Building	Fidelity Bank	12/01/2017	Fixed	5.50%	—	958
Total					$41,862	$51,128

(a)
Represents cash interest rates as of September 30, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b)	Debt included in liabilities of disposal group held for sale. On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

(c)
On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the Sumter Credit Facility from September 2016 to June 2017, subject to definitive documentation and certain closing conditions, which commitment expires on November 30, 2016. On June 13, 2016, the Company received a commitment to refinance the Sumter Credit Facility, subject to definitive documentation and certain closing conditions. The Company expects to close on such financing arrangement with HUD in the fourth quarter of 2016.

(d)
On March 24, 2016, the Company obtained the release of approximately $3.9 million of restricted cash funds and applied the amounts as additional principal payments related to certain of the above debt facilities with the PrivateBank.

(e)	On September 19, 2016, the Company obtained an option to extend the maturity date of the Quail Creek Credit Facility from September 2017 to September 2018, which management intends to exercise.

(f) On October 6, 2016, the related debt was repaid as part of the sale of the Arkansas Facilities (see Note 16 - Subsequent Events).

(g) On September 29, 2016, the Company closed a HUD-guaranteed financing in the amount of $3.7 million, which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		September 30, 2016	December 31, 2015
Other debt
First Insurance Funding	02/28/2017	Fixed	3.99%	$80	$14
Key Bank	10/17/2017	Fixed	0.00%	680	680
Reliant Rehabilitation	11/15/2016	Fixed	7.00%	193	944
Pharmacy Care of Arkansas	02/08/2018	Fixed	2.00%	671	1,000
Total				$1,624	$2,638

(Amounts in 000’s)
Facility	Maturity	Interest Rate (a)		September 30, 2016	December 31, 2015
Convertible debt
Issued July 2012	10/31/2017	Fixed	10.00%	$1,500	$1,500
Issued March 2015	04/30/2017	Fixed	10.00%	7,700	7,700
Total				$9,200	$9,200

(a)	Represents cash interest rates as of September 30, 2016. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.
Debt Covenant Compliance

As of September 30, 2016, the Company had approximately 38 credit related instruments (credit facilities, mortgage notes, bonds and other credit obligations) outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum EBITDA or EBITDAR, current ratios and tangible net worth requirements. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements whereas others are based on quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements. In recent periods, the Company has not been in compliance with certain financial covenants. For each instance of such non-compliance, the Company has obtained waivers or amendments to such requirements including, as necessary, modifications to future covenant requirements or the elimination of certain requirements in future periods.
The Company’s credit-related instruments were all in compliance as of September 30, 2016.
Scheduled Maturities
The schedule below summarizes the scheduled maturities for the twelve months ended September 30 of the respective year (not adjusted for commitments to refinance or extend the maturities of debt as noted above).

For the twelve months ended September 30,	(Amounts in 000’s)
2017	$51,408
2018	8,779
2019	1,708
2020	1,796
2021	1,883
Thereafter	52,380
Subtotal	$117,954
Less: unamortized discounts	(195)
Less: deferred financing costs	(2,256)
Total notes and other debt	$115,503

NOTES PAYABLE AND OTHER DEBT
Notes payable and other debt consists of the following:

	December 31,
Amounts in (000's)	2015	2014
Revolving credit facilities and lines of credit	$—	$6,832
Senior debt—guaranteed by HUD (a)	25,469	26,022
Senior debt—guaranteed by USDA (a)	26,463	27,128
Senior debt—guaranteed by SBA (a)	3,548	3,703
Senior debt—bonds, net of discount (b)	7,025	12,967
Senior debt—other mortgage indebtedness (c) (d)	51,128	60,277
Other debt	2,638	430
Convertible debt	9,200	14,000
Total	125,471	151,359
Less current portion	50,960	22,012
Less: portion included in liabilities of variable interest entity held for sale (b)	—	5,956
Less: portion included in liabilities of disposal group held for sale (c)	958	5,197
Less: portion included in liabilities of disposal group held for use (d)	—	4,035
Notes payable and other debt, net of current portion	$73,553	$114,159

(a)  United States Department of Housing and Urban Development ("HUD"), United States Department of Agriculture ("USDA"), Small Business Administration ("SBA")
(b) The senior debt - bonds, net of discount included $6.0 million at December 31, 2014 related to revenue bonds issued by the Medical Clinical Board of the City of Hoover in the State of Alabama to the Company's consolidated VIE,Riverchase Village ADK, LLC ("Riverchase"). On November 20, 2015, the Riverchase facility financed with such bonds was sold to a third-party unrelated to the Company.
(c)  At December 31, 2014, the senior debt - other mortgage indebtedness included $5.0 million related to the outstanding loan entered into in conjunction with the acquisition of Companions, a skilled nursing facility located in Tulsa, Oklahoma, as well as a related $0.2 million outstanding line of credit balance. On October 30, 2015, the Company completed the sale of Companions. At December 31, 2015, the senior debt - other mortgage indebtedness includes $1.0 million related to the outstanding loan on one of the two office buildings located in Roswell, Georgia.
(d)  At December 31, 2014, the senior debt - other mortgage indebtedness included $4.0 million related to the outstanding loans entered into in conjunction with the acquisition of a skilled nursing facility located in Bentonville, Arkansas and one of the two office buildings located in Roswell, Georgia. During the twelve months ended December 31, 2015, the Bentonville, Arkansas facility was sold and the outstanding loan on the office building in Roswell, Georgia was reclassified to liabilities held for sale.
Scheduled Maturities
The schedule below summarizes the scheduled maturities as of December 31, 2015 for each of the next five years and thereafter. The 2016 maturities include $1.0 million related to the outstanding loan on one of the two office buildings located in Roswell, Georgia classified as liabilities of disposal group held for sale.

Amounts in (000's)
2016	$51,918
2017	12,580
2018	1,800
2019	1,848
2020	1,945
Thereafter	55,585
Subtotal	125,676
Less: unamortized discounts	(205)
Total notes and other debt	$125,471

Debt Covenant Compliance
As of December 31, 2015, the Company has approximately thirty-eight credit related instruments (credit facilities, mortgage notes, bonds and other credit obligations) outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum EBITDA or EBITDAR, current ratios and tangible net worth requirements. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on subsidiary level (i.e. facility, multiple facilities or a combination of subsidiaries comprising less than the Company's consolidated financial measurements). Some covenants are based on annual financial metric measurements whereas others are based on quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements. In recent periods, including as of December 31, 2015, the Company has not been in compliance with certain financial and administrative covenants. For each instance of such non-compliance, the Company has obtained waivers or amendments to such requirements including as necessary modifications to future covenant requirements or the elimination of certain requirements in future periods.
The table below indicates which of the Company's credit-related instruments are out of compliance as of December 31, 2015:

Credit Facility	Balance at December 31, 2015 (000's)	Consolidated or Subsidiary Level Covenant Requirement	Financial Covenant	Measurement Period	Min/Max Financial Covenant Required	Financial Covenant Metric Achieved		Future Financial Covenant Metric Required
Community Bank - Mountain Trace Nursing ADK, LLC - USDA	$4,507	Subsidiary	Minimum Debt Service Coverage Ratio	Quarterly	1.0	0.50	*	1.00
PrivateBank - Mortgage Note - Valley River Nursing, LLC; Park Heritage Nursing, LLC; Benton Nursing, LLC	$7,359	Operator	Minimum EBITDAR (000s)	Quarterly	$265	$36	*	$265
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
Private Bank - Mortgage Note - Little Rock HC&R Nursing, LLC	$11,399	Operator	Minimum EBITDAR (000s)	Quarterly	$450	$23	*	$450
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
		Guarantor	Maximum Annual Leverage Ratio	Annual	11	222	*	11
PrivateBank - Mortgage Note - Georgetown HC&R Property Holdings, LLC; Sumter Valley HC&R Property Holdings, LLC	$9,149	Operator	Minimum Debt Service Coverage Ratio	Quarterly	1.8	1.1	*	1.8
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
		Guarantor	Maximum Annual Leverage Ratio	Annual	11	222	*	11
PrivateBank - Mortgage Note - APH&R Property Holdings, LLC; Northridge HC&R Property Holdings, LLC; Woodland Hills HC Property Holdings, LLC	$11,816	Operator	Minimum EBITDAR	Quarterly	$495	$(601)	*	$495
		Guarantor	Minimum Debt Service Coverage Ratio	Annual	1.0	0.4	*	1.0
		Guarantor	Maximum Annual Leverage Ratio	Annual	11.0	222	*	11.0
Congressional Bank - Mortgage Note - QC Property Holdings, LLC	$5,000	Subsidiary	Minimum Fixed Charge Coverage Ratio	Quarterly	1.1	(0.5)	*	1.1
		Subsidiary	Minimum Debt Service Coverage Ratio	Annual	1.5	(1.1)	*	1.5
*    Waiver or amendment for violation of covenant obtained for the next twelve months.
Revolving Credit Facilities and Lines of Credit
Contemporary Healthcare
On August 17, 2012, in conjunction with the acquisition of Companions, a wholly owned subsidiary of the Company entered into a Loan Agreement with Contemporary Healthcare Capital LLC ("Contemporary") and issued a promissory note in favor of Contemporary with a principal amount of $0.6 million ("Contemporary $0.6 million Loan"). The Contemporary $0.6 million Loan matured on August 20, 2015 and interest accrues on the principal balance at an annual rate of 9.0%. Payments for the interest and a portion of the principal in excess of the borrowing base are payable monthly, commencing on September 20, 2012.
On May 14, 2015, the outstanding principal amount of $0.2 million under the Contemporary $0.6 million Loan was repaid in full, thus releasing all liens and security interests as well as terminating all indebtedness on the Contemporary $0.6 million Loan.
Gemino-Northwest Credit Facility
On May 30, 2013, NW 61st Nursing, LLC (“Northwest”), a wholly owned subsidiary of the Company, entered into a Credit Agreement (the “Northwest Credit Facility”) with Gemino Healthcare Finance, LLC ("Gemino"). The Northwest Credit Facility provided for a $1.0 million principal amount senior-secured revolving credit facility.
Interest accrued on the principal balance thereof at an annual rate of 4.75% plus the current LIBOR rate. Northwest also paid to Gemino: (i) a collateral monitoring fee equal to 1.0% per annum of the daily outstanding balance of the Northwest Credit Facility; and (ii) a fee equal to 0.5% per annum of the unused portion of the Northwest Credit Facility. The Northwest Credit Facility was secured by a security interest in the accounts receivable and the collections and proceeds thereof relating to the Company’s skilled nursing facility located in Oklahoma City, Oklahoma known as the Northwest Nursing Center. AdCare had unconditionally guaranteed all amounts owing under the Northwest Credit Facility.
On April 30, 2015, the outstanding principal amount of $1.0 million under the Northwest Credit Facility was repaid in full.
Gemino-Bonterra Credit Facility

On April 27, 2011, ADK Bonterra/Parkview, LLC, a wholly owned subsidiary of the Company entered into a Credit Agreement, as amended (the "Gemino-Bonterra Credit Facility") with Gemino. The Gemino-Bonterra Credit Facility was a secured credit facility for borrowings up to $2.0 million. Interest accrued on the principal balance outstanding at an annual rate equal to the LIBOR rate plus the applicable margin of 4.75% to 5.00%, which fluctuated depending upon the principal amount outstanding.
On July 1, 2015, the outstanding principal amount of $0.4 million under the Gemino-Bonterra Credit Facility was repaid in full.
PrivateBank Credit Facility
On April 1, 2015, certain wholly owned subsidiaries (the “PrivateBank Borrowers”) the Company entered into a Eighth Modification Agreement (the “Eighth Modification”) with The PrivateBank and Trust Company (“PrivateBank”), which modified that certain Loan Agreement, dated September 20, 2012, between the PrivateBank Borrowers, PrivateBank and the Company, as guarantor (as amended, the “PrivateBank Credit Facility”). Under the Eighth Modification:(i) PrivateBank consented to the transfer of operations to new operators and the amendment of the related leases; (ii) the outstanding amount owing under the PrivateBank Credit Facility was reduced from $8.8 million to $6.0 million, effective April 1, 2015; and (iii) the outstanding amount owing under the PrivateBank Credit Facility was reduced from $6.0 million to $5.8 million, effective August 1, 2015.

On May 1, 2015, the PrivateBank Borrowers entered into a Ninth Modification Agreement (the “Ninth Modification”) with PrivateBank, which modified the PrivateBank Credit Facility. Under the Ninth Modification: (i) PrivateBank consented to the transfer of operations to new operators and the amendment of the related leases; and (ii) the outstanding amount owing under the PrivateBank Credit Facility was reduced from $5.8 million to $3.8 million.

On July 30, 2015, the PrivateBank Borrowers entered into a Tenth Modification Agreement (the “Tenth Modification”) with PrivateBank, which modified the PrivateBank Credit Facility. Under the Tenth Modification: (i) the outstanding amount owing under the PrivateBank Credit Facility was reduced to $3.8 million, effective July 30, 2015; and (ii) the PrivateBank Borrowers shall not have the right to receive any additional cash borrowings under the PrivateBank Credit Facility.

On September 2, 2015, the PrivateBank Borrowers entered into a Eleventh Modification Agreement (the “Eleventh Modification”) with PrivateBank, which modified the PrivateBank Credit Facility. Under the Eleventh Modification: (i) the outstanding amount owing under the PrivateBank Credit Facility was reduced to $1.8 million, effective September 2, 2015; and (ii) the face value of one of the two letters of credit outstanding under the PrivateBank Credit Facility was reduced by $2.0 million.

As of December 31, 2015: (i) there were no cash borrowings outstanding under the PrivateBank Credit Facility; (ii) the Company had $0.4 million of outstanding letters of credit related to this credit facility; and (iii) the Company was in compliance with all covenants contained in the PrivateBank Credit Facility.

PrivateBank-Woodland Nursing and Glenvue Nursing Credit Facility

On September 24, 2014, certain wholly-owned subsidiaries of the Company entered into a Loan and Security Agreement (the “Woodland Nursing and Glenvue Nursing Credit Facility”) with PrivateBank. The Woodland Nursing and Glenvue Nursing Credit Facility provided for a $1.5 million principal amount senior secured revolving credit facility. In the fourth quarter of 2015, the Woodland Nursing and Glenvue Nursing Credit Facility was paid in full. Subsequently, the Company terminated and closed the facility.
Senior Debt—Guaranteed by HUD
Autumn Breeze
On December 17, 2014, Mt. Kenn Property Holdings, LLC (“Mt. Kenn”), a wholly owned subsidiary of the Company, entered into a Mortgage and Deed of Trust Agreement (the “Mt. Kenn Credit Facility”), with KeyBank National Association ("KeyBank"). The Mt. Kenn Credit Facility provides for a $7.6 million principal amount secured credit facility.
The Mt. Kenn Credit Facility matures on January 1, 2045. Interest on the Mt. Kenn Credit Facility accrues on the principal balance thereof at an annual rate of 3.65%. The Mt. Kenn Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Mt. Kenn Credit Facility. HUD has insured all amounts owing under the Mt. Kenn Credit Facility.
The Mt. Kenn Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, KeyBank may, after receiving the prior written approval of HUD, terminate the Mt. Kenn Credit Facility and all amounts under the Mt. Kenn Credit Facility will become immediately due and payable.

In connection with entering into the Mt. Kenn Credit Facility, Mt. Kenn entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. The term loan is 75% insured by the SBA, an agency of the United States of America, was repaid in conjunction with this financing.
As of December 31, 2015, $7.5 million was outstanding under the Mt. Kenn Credit Facility. The Company has $0.9 million of restricted assets related to this loan. At December 31, 2015, the Company was in compliance with covenants contained in the Mt. Kenn Credit Facility.
Glenvue
On September 24, 2014, a wholly owned subsidiary of the Company entered into a Mortgage and Deed of Trust Agreement (the “Glenvue Credit Facility”), with Housing & Healthcare Finance, LLC ("H&H") in connection with the refinancing of the skilled nursing facility known as Glenvue Health and Rehabilitation ("Glenvue"). The Glenvue Credit Facility provides for an $8.8 million principal amount secured credit facility.
The Glenvue Credit Facility matures on October 1, 2044. Interest on the Glenvue Credit Facility accrues on the principal balance thereof at an annual rate of 3.75%. The Glenvue Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Glenvue Credit Facility. HUD has insured all amounts owing under the Glenvue Credit Facility.
The Glenvue Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, failure to perform or comply with certain agreements and certain events of bankruptcy and insolvency. Upon the occurrence of certain events of default, H&H may, after receiving the prior written approval of HUD, terminate the Glenvue Credit Facility and all amounts under the Glenvue Credit Facility will become immediately due and payable.

In connection with entering into the Glenvue Credit Facility, Glenvue entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. As of December 31, 2015, $8.6 million was outstanding under the Glenvue Credit Facility. The Company has $0.4 million of restricted assets related to this loan. At December 31, 2015, the Company was in compliance with covenants contained in the Glenvue Credit Facility.
Hearth and Care of Greenfield
On October 1, 2014, a certain wholly-owned subsidiary of the Company entered into a Modification Agreement with Red Mortgage Capital, Inc. ("Red Capital") and HUD which modified the loan agreement, dated July 29, 2008, by and between a wholly-owned subsidiary of the Company and Red Capital (the "Hearth and Care of Greenfield Loan Agreement"), which matures in 2038. The modification, among other things: (i) reduced the rate of interest therein provided from 6.50% per annum to 4.20% per annum, effective as of November 1, 2014; (ii) revised the amount of monthly installments of interest and principal payable on and after December 1, 2014, so as to re-amortize in full the loan over the remaining term thereof; and (iii) modified the prepayment provision of the loan.

As of December 31, 2015, the outstanding balance on the loan was $2.3 million. Additionally, the Company has $0.3 million in restricted assets related to this loan. At December 31, 2015, the Company was in compliance with covenants contained in the Hearth and Care of Greenfield Loan Agreement.
The Pavilion Care Center
On October 1, 2014, a certain wholly-owned subsidiary of the Company entered into a Modification Agreement with Red Mortgage Capital, LLC ("Red Capital") and HUD which modified the loan agreement, dated November 27, 2007, by and between a wholly-owned subsidiary of the Company and Red Mortgage (the "Pavilion Care Center Loan Agreement"), which matures in 2027. The modification, among other things: (i) reduced the rate of interest therein provided from 5.95% per annum to 4.16% per annum, effective as of November 1, 2014; (ii) revised the amount of monthly installments of interest and principal payable on and after December 1, 2014, so as to re-amortize in full the loan over the remaining term thereof; and (iii) modified the prepayment provision of the loan.

As of December 31, 2015, the outstanding balance on the loan was $1.5 million. Additionally, the Company had $0.3 million in restricted assets related to this loan. At December 31, 2015, the Company was in compliance with covenants contained in the Pavilion Care Center Loan Agreement.

Woodland Manor
On September 24, 2014, a wholly owned subsidiary of the Company ("Woodland"), entered into a Mortgage and Deed of Trust Agreement (the “Woodland Credit Facility”), with H&H in connection with the refinancing of the skilled nursing facility known as Eaglewood Care Center ("Eaglewood") located in Springfield, Ohio. The Woodland Credit Facility provides for a $5.7 million principal amount secured credit facility.
The Woodland Credit Facility matures on October 1, 2044. Interest on the Woodland Credit Facility accrues on the principal balance thereof at an annual rate of 3.75%. The Woodland Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Woodland Credit Facility. HUD has insured all amounts owing under the Woodland Credit Facility. The Woodland Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, failure to perform or comply with certain agreements and certain events of bankruptcy and insolvency. Upon the occurrence of certain events of default, H&H may, after receiving the prior written approval of HUD, terminate the Woodland Credit Facility and all amounts under the Woodland Credit Facility will become immediately due and payable.
In connection with entering into the Woodland Credit Facility, Woodland entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. As of December 31, 2015, $5.6 million was outstanding under the Woodland Credit Facility. The Company has $0.4 million of restricted assets related to this loan. At December 31, 2015, the Company was in compliance with covenants contained in the Woodland Credit Facility.
Senior Debt—Guaranteed by USDA
For five skilled nursing facilities, the Company has term loans insured 70% to 80% by the United States Department of Agriculture ("USDA") with financial institutions that totaled approximately $26.5 million at December 31, 2015. The Company has $1.8 million of restricted assets related to these loans. The combined USDA loans require monthly principal and interest payments of approximately $0.2 million adjusted quarterly with a variable interest rate of prime plus 1% to 1.75%, with floors of 5.50% to 6.00%. The loans mature at various dates starting in 2035 through 2036. Deferred financing costs incurred on these loans amounted to approximately $0.8 million and are being amortized to interest expense over the life of the loans. In addition, the loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 6% to 8% through 2014, which decline 1% each year capped at 1% for the remainder of the term.
At December 31, 2015, the Company was not in compliance with covenants contained in one of the five USDA loans and has obtained waivers with the USDA.
Senior Debt—Guaranteed by SBA
Stone County
In June 2012, Mt. V Property Holdings, LLC ("Stone County"), a wholly owned subsidiary of AdCare, entered into a loan agreement with the Economic Development Corporation of Fulton County (the "CDC"), an economic development corporation working with the SBA, in the amount of $1.3 million.
The CDC loan matures in July 2032 and accrues interest at a rate of 2.42% per annum. The CDC loan is payable in equal monthly installments of principal and interest based on a twenty (20) year amortization schedule. The CDC loan may be prepaid, subject to prepayment premiums, during the first ten years. There are also annual fees associated with the CDC loan, including an SBA guarantee fee. The CDC loan is secured by a second in priority security deed on the Stone County Nursing and Rehabilitation facility and guarantees from AdCare, the SBA and a wholly owned subsidiary of AdCare.
As of December 31, 2015, $1.1 million was outstanding under the CDC loan. At December 31, 2015, the Company was in compliance with covenants contained in the Stone County loan agreement.
Other Senior Debt—Guaranteed by SBA
For two facilities, the Company has term loans insured 75% by the SBA with a financial institution that totaled approximately $2.4 million at December 31, 2015. The combined SBA mortgage notes require monthly principal and interest payments of approximately $16,000 with an interest rate of 2.81% to 5.5%. The notes mature at various dates starting in 2031 through 2036. Deferred financing costs incurred on these loans amounted to approximately $0.2 million and are being amortized to interest expense over the life of the note. One of the loans has a prepayment penalty of 2.2% declining each year until year ten. For one facility, a term loan in an amount of $2.0 million insured 75% by the SBA with a financial institution was paid off in 2014 in connection with a refinancing by HUD.
At December 31, 2015, the Company was in compliance with covenants contained in the SBA term loans.
Senior Debt—Bonds, net of Discount
Eaglewood Village Bonds
In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield,Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield's Series 2012 Bonds. The Series 2012 Bonds consist of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds.The Series 2012A Bonds mature in May 2042 and accrue interest at a fixed rate of 7.65% per annum. The Series 2012B Bonds mature in May 2021 and accrue interest at a fixed rate of 8.5% per annum. Deferred financing costs incurred on the loan amounted to $0.6 million and are being amortized to interest expense over the life of the loan. The bonds are secured by the Company's assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by AdCare. There is an original issue discount of $0.3 million and restricted assets of $0.4 million related to this loan.
As of December 31, 2015, $6.6 million was outstanding under the Series 2012A First Mortgage Revenue Bonds and $0.6 million was outstanding under the Taxable Series 2012B First Mortgage Revenue Bonds. The unamortized discount on the bonds was $0.2 million at December 31, 2015. At December 31, 2015, the Company was in compliance with covenants contained in the Series 2012 Bonds and has obtained a waiver from the City of Springfield.
Quail Creek
In July 2012, a wholly owned subsidiary of the Company financed the purchase of a skilled nursing facility located in Oklahoma City, Oklahoma known as Quail Creek Nursing & Rehabilitation Center ("Quail Creek") by the assumption of existing indebtedness issued by The Bank of New York Mellon Global Corporate Trust, as assignee of The Liberty National Bank and Trust. The indebtedness under the Loan Agreement and Indenture consisted of a principal amount of $2.8 million. In July of 2012, the purchase price allocation of fair value totaling $3.2 million was assigned to this indebtedness resulting in a $0.4 million premium that was being amortized to maturity. The loan was originally scheduled to mature in August 2016 and accrued interest at a fixed rate of 10.25% per annum. The loan was secured by the Quail Creek facility.
On September 27, 2013, the outstanding principal and accrued interest in the amount of $3.1 million was deposited into a restricted defeased bonds escrow account. Pursuant to the Loan Agreement and Indenture, the outstanding loan was prepaid on March 3, 2014, at par plus accrued interest in the amount of $3.1 million from the funds that were previously deposited into a restricted defeased bonds escrow account.
Riverchase
Riverchase, a consolidated VIE of the Company, financed its acquisition of the Riverchase Village facility, an assisted living facility located in Hoover, Alabama, using the proceeds of revenue bonds (the “Riverchase Bonds”) issued in two series by the Medical Clinical Board of the City of Hoover in the State of Alabama, as to which the Company was a guarantor.
The Series 2010A portion of the Riverchase Bonds of $5.8 million was scheduled to mature on June 1, 2039. The Series 2010B portion of $0.5 million was scheduled to mature serially beginning on June 1, 2012 through June 1, 2017, with annual redemption amounts ranging from $75,000 to $100,000. The Series 2010A and 2010B bonds were subject to redemption beginning on June 1, 2012 through May 31, 2015 at a redemption price ranging from 101% to 103% of the principal amount plus accrued interest. Any early redemption after May 31, 2015 is at a redemption price of 100% of the principal amount plus accrued interest. The Riverchase Bonds require monthly payments of fixed interest of $41,000 at a weighted average effective interest rate of 7.9%.
As of December 31, 2014, the liabilities of Riverchase were classified as Liabilities of Variable Interest Entity Held for Sale.
On November 20, 2015, Riverchase completed the previously announced sale to an unrelated third party of the Riverchase Village facility for a purchase price (as subsequently amended) of $6.9 million. In connection with the sale of the Riverchase Village facility: (i) the Riverchase Bonds were repaid in full; and (ii) the Company was released from its guaranty of Riverchase’s obligations thereunder.
Senior Debt—Other Mortgage Indebtedness
Bentonville, Heritage Park and River Valley
On May 1, 2015, certain wholly-owned subsidiaries of the Company (collectively, the “Benton Borrower Group”), entered into a Loan Modification Agreement with PrivateBank, which modified that certain Loan Agreement, dated September 1, 2011, as amended, between the Benton Borrower Group and PrivateBank (the "Bentonville, Heritage Park and River Valley Credit Facility"). The Loan Modification, among other things: (i) provided for PrivateBank's consent to the sublease of the Company’s Heritage Park Nursing Center to an affiliate of Aria; and (ii) amended the minimum EBITDA covenant described in the Bentonville, Heritage Park and River Valley Credit Facility to (a) reflect a new facility operator, and (b) change the minimum EBITDA covenant to a “Minimum EBITDAR/Management Fee” covenant, which modifies minimum EBITDAR to take into account management fees equal to the greater of the operator’s actual management fees for such period or imputed management fees equal to 5% of such operator’s gross income for such period, as determined in accordance with generally accepted accounting principles.

On July 1, 2015, the Company completed the sale of its Bentonville, Arkansas skilled nursing facility consisting of 83 licensed beds for $3.4 million net of customary closing and certain real property apportionments. Net proceeds were used to repay certain mortgage indebtedness under the Bentonville, Heritage Park and River Valley Credit Facility.

On October 30, 2015, Benton Borrower Group entered into a Second Modification Agreement with PrivateBank, which modified the Bentonville, Heritage Park and River Valley Credit Facility to, among other things establish a single cash collateral account to combine and collectively share the restricted cash reserves related to the following loans: (a) the Northridge, Woodland Hills and Abington Credit Facility (as defined below); (b) the Little Rock Credit Facility (as defined below); and (c) Bentonville, Heritage Park and River Valley Credit Facility.
As of December 31, 2015, $8.0 million was outstanding at an interest rate of 6.0% per annum under the Bentonville, Heritage Park and River Valley Credit Facility. Interest accrues at LIBOR plus 3.5% with a floor of 6.0%. The $8.0 million principal outstanding under the loan is included in the current portion of debt disclosed in the table above. At December 31, 2015, the Company was not in compliance with a covenant contained in the loan agreement and has obtained a waiver from PrivateBank.
The Bentonville, Heritage Park and River Valley Credit Facility matures in September 2016.
On March 24, 2016, the Company received a commitment to refinance the Bentonville, Heritage Park and River Valley Credit Facility, the Little Rock Credit Facility, and the Northridge, Woodland Hills and Abington Credit Facility for a combined total of $25.4 million of debt.
Companions Specialized Care
In August 2012, a wholly owned subsidiary of the Company financed the acquisition of Companions by entering into a loan agreement for $5.0 million (the "Contemporary Loan") with Contemporary Healthcare Capital ("Contemporary"). The loan was scheduled to mature in August 2015 with a required final payment of $5.0 million and accrues interest at a fixed rate of 8.5% per annum. Deferred financing costs incurred on the loan amounted to $0.2 million and were amortized to interest expense over the life of the loan. The loan had a prepayment penalty of 5% during the first year of the term and 1% during the second year of the term. The loan is secured by Companions and guaranteed by AdCare.
On August 12, 2015, a wholly owned subsidiary of the Company entered into a First Amendment with Contemporary, which modified the Contemporary Loan. Under the First Amendment: (i) the outstanding amount owing under the Contemporary Loan was reduced from $5.0 million to $3.0 million; (ii) restricted assets related to the loan of $2.0 million were used to reduce the outstanding amount owing under the Contemporary Loan, thus eliminating all restricted assets related to the loan; and (iii) the maturity date of the Contemporary Loan was extended to November 20, 2015.
On October 30, 2015, the Company completed the sale of Companions and repaid in full the outstanding balance under the Contemporary Loan.
Georgetown and Sumter Valley
In December 2013, the Company entered into a Note, Mortgage and Loan Agreement Modification Agreement with Metro City Bank (the "Georgetown and Sumter Valley Modification Agreement") which modified the loan agreement, dated December 31, 2012, by and between Sumter Valley Property Holdings, LLC ("Sumter"), Georgetown HC&R Property Holdings, LLC ("Georgetown") and Metro City Bank. Interest on the loan accrues on the principal balance thereof at an annual rate of 1.5% per annum plus the prime interest rate, to be adjusted quarterly (but in no event shall the total interest be less than 5.50% per annum), and payments for the interest are payable monthly. The Georgetown and Sumter Valley Modification Agreement, among other things: (i) extended the maturity date from February 1, 2014 to February 1, 2015; (ii) increased the total amount available from $6.9 million to $9.0 million; (iii) established monthly deposits of $14,000 as cash collateral, which the Company made through the maturity date; and (iv) required the Company to pay deferred financing fees of $0.2 million.
On January 30, 2015, the outstanding principal and interest of $9.0 million owed under Georgetown and Sumter Valley Modification Agreement was repaid in full.

Georgetown and Sumter Credit Facility
On January 30, 2015, Georgetown and Sumter, two wholly-owned subsidiaries of the Company, entered into a Loan Agreement (the "Georgetown and Sumter Credit Facility") with PrivateBank. The Georgetown and Sumter Credit Facility provides for a $9.3 million principal amount secured credit facility.
The Georgetown and Sumter Credit Facility matures on September 1, 2016. Interest on the Georgetown and Sumter Credit Facility accrues on the principal balance thereof at the LIBOR rate plus 4.25%. As of December 31, 2015, the interest rate was 4.7%. Interest payments on the loan are due and payable monthly. The Georgetown and Sumter Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Georgetown and Sumter Credit Facility.
AdCare has unconditionally guaranteed all amounts owing under the Georgetown and Sumter Credit Facility.
On January 30, 2015, proceeds from the Georgetown and Sumter Credit Facility were used to pay off all amounts outstanding under a separate $9.0 million credit facility with Metro City Bank under which certain subsidiaries of the Company were borrowers.
As of December 31, 2015: (i) $9.1 million was outstanding under the Georgetown and Sumter Credit Facility; and (ii) the Company was not in compliance with all covenants contained in the Georgetown and Sumter Credit Facility and has obtained waivers from PrivateBank.
Glenvue
In July 2012, Glenvue H&R Property Holdings LLC, a wholly-owned subsidiary of the Company, financed the acquisition of the Glenvue facility, by entering into a loan agreement for $6.6 million with PrivateBank. The loan matured in July 2014 with a required final payment of $6.4 million and accrued interest at an annual rate of the greater of: (i) 6.0% per annum; or (ii) the LIBOR rate plus 4.0% per annum. The loan required monthly payments of principal and interest. Deferred financing costs incurred on the loan amounted to $0.1 million and were amortized to interest expense over the life of the loan. The loan was secured by the Glenvue facility and guaranteed by AdCare.
On July 17, 2014, the loan was modified with PrivateBank. The modification, among other things: (i) extended the maturity date of the loan agreement from July 2, 2014 to January 2, 2015, and (ii) amended certain financial terms under the loan agreement regarding debt service and interest charges.
On September 24, 2014, the loan in the amount of $6.4 million was repaid by the proceeds from the Glenvue Credit Facility, noted above, and the Company received net proceeds of $1.8 million for working capital purposes.
Hembree Road Building
In November 2012, in connection with the acquisition of AdCare's corporate offices at Hembree Road, Roswell, Georgia, a wholly owned subsidiary of AdCare issued a promissory note in favor of Fidelity Bank for a principal amount of $1.1 million. The note matures in December 2017. Interest on the note accrues on the principal balance thereof at a fixed rate of 5.5% per annum and payments for the interest and principal are due monthly. The entire outstanding principal balance of the note, together with all accrued but unpaid interest thereon, is payable on December 31, 2017.
As of December 31, 2015, $1.0 million was outstanding under the loan. At December 31, 2015, the Company was in compliance with covenants contained in the Fidelity Bank promissory note.
Little Rock Credit Facility
On March 30, 2012, subsidiaries of the Company, in connection with the Company's April 2012 acquisition of three skilled nursing facilities located in Arkansas, entered into a loan agreement for $21.8 million with PrivateBank (the "Little Rock Credit Facility"). The Little Rock Credit Facility, as amended on December 28, 2012, matures in December 2016 with a required final payment of $13.7 million. The Little Rock Credit Facility accrues interest at the LIBOR rate plus 4% with a minimum rate of 6% per annum and requires monthly principal payments plus interest for total current monthly payments of $0.2 million. The Little Rock Credit Facility is secured by the three facilities and guaranteed by AdCare. The facility is also secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Little Rock Credit Facility. A portion of the Little Rock Credit Facility with respect to the Northridge facility and Woodland Hills facility was paid off and refinanced with a portion of the proceeds from a new credit facility with KeyBank.
On May 1, 2015, Little Rock entered into a Fifth Modification Agreement with PrivateBank. The Fifth Modification, among other things: (i) provided for PrivateBank's consent to the sublease of the Company’s Little Rock Health & Rehabilitation Center to an affiliate of Aria; and (ii) amended the minimum EBITDAR covenant to reflect a new facility operator.
On October 30, 2015, Little Rock entered into a Sixth Modification Agreement with PrivateBank, which modified among other things establish a single cash collateral account to combine and collectively share the restricted cash reserves related to the following loans: (a) the Northridge, Woodland Hills and Abington Credit Facility; (b) the Little Rock Credit Facility; and (c) Bentonville, Heritage Park and River Valley Credit Facility; and (iii) establish an excess rent account to capture monthly cash rent proceeds from operators in excess of the monthly debt payments payable under the Northridge, Woodland Hills and Abington Credit Facility and the Little Rock Credit Facility.
The Company has $2.1 million of restricted assets related to this loan. As of December 31, 2015, $11.4 million was outstanding at an interest rate of 6.0% per annum under loan agreement. At December 31, 2015, the Company was not in compliance with a covenant contained in the loan agreement and has obtained a waiver from PrivateBank.
Northridge, Woodland Hills and Abington
On December 28, 2012, the Company's wholly owned subsidiaries which own the Northridge, Woodland Hills and Abington facilities (the "KeyBank Borrowers") entered into a Secured Loan Agreement with KeyBank (the "KeyBank Credit Facility"). The KeyBank Credit Facility provided for a $16.5 million principal amount senior secured credit facility and was set to mature on February 27, 2015; provided, however, that the borrowers may extend the maturity date by an additional six months if certain closing conditions are met. Interest on the KeyBank Credit Facility accrues on the principal balance thereof at an annual rate of 4.25% plus the current LIBOR rate. The KeyBank Credit Facility may be prepaid at any time without premium or penalty, provided that the borrowers pay any costs of KeyBank in re-employing such prepaid funds. AdCare and two of its subsidiaries have unconditionally guaranteed all amounts owing under the KeyBank Credit Facility.
On March 28, 2014, the Company entered into a Fourth Amendment with KeyBank. Pursuant to the amendment, among other things: (i) KeyBank waived the failure of certain financial covenants of such subsidiaries regarding fixed charge coverage ratio, implied debt service coverage, and compliance of making a certain sinking fund payment due on March 1, 2014, such that no default or events of default under the KeyBank Credit Facility occurred due to such failure; (ii) modified and amended certain financial covenants regarding the Company’s fixed charge ratio and implied debt service coverage; and (iii) paid down $3.4 million of loan principal from the release of $3.4 million from a certain collateral account.
On February 25, 2015, the outstanding principal and interest of $12.0 million owed under the KeyBank Credit Facility was repaid in full in connection with a refinancing with PrivateBank.
Northridge, Woodland Hills and Abington Credit Facility
On February 25, 2015, three wholly owned subsidiaries of the Company entered into a Loan Agreement (the "Northridge, Woodland Hills and Abington Credit Facility") with PrivateBank, which provides for a $12.0 million principal amount secured credit facility. The credit facility is secured by real property.
The Northridge, Woodland Hills and Abington Credit Facility matures on September 1, 2016. Interest accrues on the principal balance thereof at the LIBOR rate plus 4.25%. Principal and interest payments on the loan are due and payable monthly. The facility is also secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Northridge, Woodland Hills and Abington Credit Facilities.
AdCare has unconditionally guaranteed all amounts owing under the Northridge, Woodland Hills and Abington Credit Facility. Proceeds from the Northridge, Woodland Hills and Abington Credit Facility were used to pay off all amounts outstanding under a separate $12.0 million credit facility with KeyBank National Association ("KeyBank") under which certain subsidiaries of the Company were borrowers.
On October 30, 2015, the Company entered into a Modification Agreement with PrivateBank, which modified the Northridge, Woodland Hills and Abington Credit Facility to, among other things: (i) provide lender consent for the sublease of three skilled nursing facilities to new operators; (ii) establish a single cash collateral account to combine and collectively share the restricted cash reserves related to the following loans: (a) the Northridge, Woodland Hills and Abington Credit Facility; (b) the Little Rock Credit Facility; and (c) Bentonville, Heritage Park and River Valley Credit Facility; and (iii) establish an excess rent account to capture monthly cash rent proceeds from operators in excess of the monthly debt payments payable under the Northridge, Woodland Hills and Abington Credit Facility and the Little Rock Credit Facility.
As of December 31, 2015, $11.8 million was outstanding, at an interest rate of approximately 5.5% per annum, of the maximum borrowing amount of $12.0 million under the Northridge, Woodland Hills and Abington Credit Facility.The $11.8 million principal outstanding under the loan is included in the current portion of debt disclosed in the table above. As of December 31, 2015, the Company had $2.0 million of outstanding restricted assets related to this credit facility. At December 31, 2015, the Company was not in compliance with a covenant contained in the Northridge, Woodland Hills and Abington Credit Facility and has obtained a waiver from PrivateBank.
Northwest
In connection with the acquisition of the Northwest Nursing Center facility, a wholly owned subsidiary of AdCare issued a note pursuant to a Loan Agreement with First Commercial Bank, dated December 31, 2012, for a principal amount of $1.5 million. The note matures on December 31, 2017. Interest on the note accrues on the principal balance thereof at an annual rate equal to the prime interest rate (but in no event shall the interest rate be less than 5.00% per annum), and payments for the interest are payable monthly. The entire outstanding principal balance of the note, together with all accrued but unpaid interest thereon, is payable on December 31, 2017. AdCare and certain subsidiaries of the Company have unconditionally guaranteed all amounts owing under the note.
As of December 31, 2015, $1.3 million was outstanding under the loan. At December 31, 2015, the Company was in compliance with covenants contained in the Loan Agreement with First Commercial Bank.
Quail Creek Credit Facility
In September 2013, QC Property Holdings, LLC ("QC"), a wholly owned subsidiary of the Company, entered into a loan agreement with Housing & Healthcare Funding, LLC in the amount of $5.0 million.
The loan agreement matures on September 27, 2016 and accrues interest at the one-month LIBOR rate plus 4.75% with a floor of 5.75%. As of December 31, 2015, the interest rate was 5.75%. The loan is secured by: (i) a first mortgage on the real property and improvements constituting the Quail Creek facility; (ii) a first priority interest on all furnishing, fixtures and equipment associated with the Quail Creek facility; and (iii) an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Quail Creek facility. AdCare has unconditionally guaranteed all amounts owning under the loan.
As of December 31, 2015, $5.0 million was outstanding under the loan agreement. The Company has $0.1 million of restricted assets related to this loan. At December 31, 2015, the Company was in not compliance with covenants contained in the Quail Creek Credit Facility and has obtained the necessary waivers.
On March 29, 2016, the Company obtained a lender commitment to extend the maturity date of the Quail Creek Credit facility from September 2016 to September 2018.
Stone County
In June 2012, the Company entered into two loan agreements with Metro City Bank in the amounts of $1.3 million and $1.8 million.
The $1.3 million loan from Metro City Bank was repaid with the funding from the CDC loan of $1.3 million. The $1.8 million Metro City Bank loan matures in June 2022 and accrues interest at the prime rate plus 2.25% with a minimum rate of 6.25% per annum. Deferred financing costs incurred on this loan amounted to $0.1 million and are being amortized to interest expense over the life of the loan. The loan has a prepayment penalty of 10% for any prepayment through June 2013. The penalty is reduced by 1% each year until the loan maturity date. The Metro City Bank loan is secured by the Stone County Nursing and Rehabilitation facility and is guaranteed by AdCare. The Company has $0.1 million of restricted assets related to this loan.
As of December 31, 2015, $1.7 million was outstanding under the Metro City Bank loan. At December 31, 2015, the Company was in compliance with covenants contained in the Metro City Bank loan.
Woodland Manor
In connection with the Company's January 2012 acquisition of the skilled nursing facility known as Woodland Manor, the Company entered into a loan agreement for $4.8 million (the "Woodland Credit Facility") with PrivateBank. The loan matures in December 2016 with a required final payment of $4.3 million and accrued interest at the LIBOR rate plus 4% with a minimum rate of 6% per annum. The loan required monthly payments of principal and interest. The loan had a prepayment penalty of 5% through 2012, which declined by 1% each year through 2015. The loan was secured by Woodland Manor and guaranteed by AdCare.
On September 24, 2014, that certain Loan Agreement, with PrivateBank in the outstanding principal amount of $4.5 million was repaid by the proceeds from the Woodland Credit Facility, noted above, and the Company received net proceeds of $0.5 million for working capital purposes.
Other Mortgage Indebtedness
The Company has one term loan with the Bank of Las Vegas with respect to the College Park skilled nursing facility that totaled approximately $2.5 million at December 31, 2015. The mortgage note requires monthly principal and interest payments with interest accrued at 6.25% and matures in May 2031. At December 31, 2015, the Company was in compliance with covenants contained in the Bank of Las Vegas promissory note.
Other Debt
Insurance Funding
In March 2015, the Company obtained financing from IPFS Corporation and entered into a Commercial Insurance Premium Finance Security Agreement for several insurance programs, including property, casualty, and crime, effective March 1, 2015 which matured on December 31, 2015. The total amount financed was approximately $0.4 million requiring monthly payments with interest of 3.29% starting April 2015.
In May 2015, the Company obtained additional financing from IPFS Corporation, effective May 1, 2015 and maturing on April 30, 2016. The additional amount financed was approximately $1.0 million requiring monthly payments with interest of 3.29% starting June 2015. At December 31, 2015, the combined outstanding principal and interest was approximately $0.01 million under the Commercial Insurance Premium Finance Security Agreement.
KeyBank Promissory Notes
On February 25, 2015, the Company entered into four separate unsecured Promissory Note Agreements (the "KeyBank Promissory Notes") with KeyBank for an aggregate principal amount of $0.7 million. The indebtedness represents the portion of certain deferred exit fees owed by the Company to KeyBank in connection with the February 2015 repayment of a credit facility with KeyBank. The KeyBank Promissory Notes mature on August 25, 2016, at which time the entire principal balance of the non-interest-bearing notes then unpaid shall be due. If, prior to the maturity date, certain refinancing agreements are entered into with KeyBank as lender, affiliate of lender, or by an agency financing originated by KeyBank or any affiliate of KeyBank, then and in such an event the entire remaining principal amount of the KeyBank Promissory Notes shall be forgiven.
On April 3, 2015, the Company entered into five separate unsecured Amended and Restated Promissory Note Agreements with KeyBank, which amend the KeyBank Promissory Notes to include a fifth note with the aggregate principal total of $0.7 million remaining unaltered. The amendments restate the principal balances on the original notes in order to include a fifth note. At December 31, 2015, an aggregate $0.7 million was outstanding under the notes.
Pharmacy Care of Arkansas Promissory Note
On February 8, 2016, the Company entered into an unsecured promissory note (the "Pharmacy Care Promissory Note") with Pharmacy Care of Arkansas, LLC for a principal amount of approximately $1.0 million and maturing on January 31, 2018. The Pharmacy Care Promissory Note requires monthly payments with interest of 2% per annum beginning February 29, 2016.
Pinnacle Healthcare Promissory Notes
The Company previously issued promissory notes in the aggregate principal amount of $2.4 million. The notes bore interest at 7% payable quarterly in arrears the first day of each December, March, June and September beginning in December 2011. This note was paid in full by the Company in March 2014.
Reliant Rehabilitation Promissory Note
On February 25, 2016, the Company entered into an unsecured promissory note (the "Reliant Rehabilitation Promissory Note") with Reliant Pro Rehab, LLC for a principal amount of approximately $0.9 million which matures on November 15, 2016. The Reliant Rehabilitation Care Promissory Note requires monthly payments with interest of 7% per annum beginning March 15, 2016.
Convertible Debt
Subordinated Convertible Notes Issued in 2010 (the "2010 Notes")
In 2010, the Company entered into a Securities Purchase Agreement with certain accredited investors pursuant to which the Company sold to them an aggregate of $11.1 million in principal amount of the 2010 Notes, bearing 10% interest per annum payable quarterly in cash in arrears beginning December 31, 2010.
Effective October 26, 2013, the Company entered into a Waiver, Amendment and Forbearance with holders of the 2010 convertible Notes, pursuant to which the Company and the holders amended: (i) the requirement to adjust the conversion price of the 2010 Notes for dilutive equity issuances (i.e., the "full ratchet and anti-dilution" provision); (ii) extended the maturity date to August 29, 2014; and (iii) adjusted the interest rate to 12.0% per annum.
During the twelve months ended December 31, 2014, holders of the 2010 Notes converted approximately $6.9 million of principal and accrued and unpaid interest outstanding under such notes into shares of common stock at a price of $3.73 per share. The Company recognized a $1.8 million loss on extinguishment of debt during the twelve months ended December 31, 2014 related to the difference between the conversion price and the market price on the date the 2010 Notes were converted into shares of common stock.
As of December 31, 2015 and December 31, 2014, there was no outstanding balance under the 2010 Notes.
Subordinated Convertible Notes Issued in 2011 (the "2011 Notes")
In 2011, the Company entered into a Securities Purchase Agreement with certain accredited investors pursuant to which the Company sold to them an aggregate of $4.5 million in principal amount of the 2011 Notes.
The 2011 Notes bore interest at 10% per annum and were payable quarterly in cash in arrears beginning June 30, 2011. The 2011 Notes matured on March 31, 2014.
The 2011 Notes were convertible at the option of the holder into shares of common stock of the Company at a conversion price of $4.80 per share (adjusted for 5% stock dividends on October 14, 2011 and October 22, 2012, and subject to adjustment for stock dividends, stock splits, combination of shares, recapitalization and other similar events). The 2011 Notes were unsecured and subordinated in right of payment to existing and future senior indebtedness.
On March 28, 2014, certain holders of the 2011 Notes with an aggregate principal amount of $0.4 million surrendered and cancelled such 2011 Notes in payment for 2014 Notes (as discussed and defined below) with an equal principal amount. On March 31, 2014, the Company repaid the remaining outstanding principal amount of $4.0 million of the 2011 Notes plus all interest accrued and unpaid under the 2011 Notes (including those 2011 Notes surrendered and cancelled in payment for 2014 Notes).
Subordinated Convertible Notes Issued in 2012 (the "2012 Notes")
In 2012, the Company entered into a Securities Purchase Agreement, with certain accredited investors pursuant to which the Company sold to them an aggregate of $7.5 million in principal amount of the 2012 Notes. The 2012 Notes bear interest at 8% per annum and such interest is payable quarterly in cash in arrears beginning on September 30, 2012. The 2012 Notes matured on July 31, 2015. The 2012 Notes are unsecured and subordinated in right of payment to existing and future senior indebtedness of the Company.
At any time on or after the six-month anniversary of the date of issuance of the notes, the notes are convertible at the option of the holder into shares of common stock at a conversion price equal to $3.97 per share (adjusted for a 5% stock dividend on October 22, 2012, and subject to adjustment for stock dividends, stock splits, combination of shares, recapitalization and other similar events).
If at any time on or after the six-month anniversary date, the weighted average price of the common stock for any 20 trading days within a period of 30 consecutive trading days equals or exceeds 200% of the conversion price and the average daily trading volume of the common stock during such 20 days exceeds 50,000 shares, then the Company may, subject to the satisfaction of certain other conditions, redeem the notes in cash at a redemption price equal to the sum of 100% of the principal amount being redeemed plus any accrued and unpaid interest on such principal.
In addition, the holders of a majority of the aggregate principal amount of notes then outstanding may require the Company to redeem all or any portion of the notes upon a change of control transaction, at a redemption price in cash equal to 110% of the redemption amount.
On June 30, 2015, the Company entered into prepayment agreements with Anthony Cantone and CAM in connection with the Company's 8% Subordinated Convertible Notes due July 31, 2015 with an aggregate original principal amount of approximately $6.4 million (the "Cantone Notes"). In connection therewith, the Company made principal prepayments in aggregate of approximately $1.5 million with respect to the Cantone Notes. On August 21, 2014, Mr. Cantone and certain of his affiliates filed a Schedule 13G/A with the SEC reporting ownership in excess of 5% of the common stock. On October 5, 2015, Mr. Cantone and certain of his affiliates filed a Schedule 13G/A with the SEC reporting ownership of less than 5% of the common stock (see Note 18 - Related Party Transactions).
On July 30, 2015, the Company and CAM amended the terms of that certain 8% subordinated convertible note, issued by the Company to CAM and due July 31, 2015, with a principal payment amount as of such date of $4.8 million, which was repaid, to: (i) extend the maturity date with respect to $1.5 million of the principal amount of the such note to October 31, 2017; (ii) increase the interest rate from 8.0% to 10.0% per annum; and (iii) increase the conversion price from $3.97 to $4.25 per share.

Additionally, the amendment modifies the Company’s right to prepay the note so that the Company may prepay at any time, without penalty, upon 60 days prior notice, any portion of the outstanding principal amount and accrued and unpaid interest thereon with respect to the note; provided, however, that: (i) the shares of the common stock issuable upon conversion of the note have been registered for resale under the Securities Act of 1933, as amended (the "Securities Act"); (ii) at any time after the issue date of the note, the volume-weighted average price of the common stock for 10 consecutive trading days has equaled or exceeded 150% of the then-current conversion price; and (iii) such prepayment may not be effected prior to July 31, 2016. The amendment also affords each of CAM and the Company the right to cause the redemption of all or any portion of the principal amount of the note upon a change of control (as defined in the note) at a redemption price equal to 115% of the sum of (i) outstanding principal amount to be redeemed, plus (ii) the amount of accrued and unpaid interest thereon.

Pursuant to the amendment, the Company paid to Cantone Research, Inc. (“CRI”), an affiliate of CAM, a fee equal to $37,500. The amendment also amends that certain Consulting Agreement, dated July 2, 2012, between the Company and CRI to: (i) reduce the annual consulting fee payable thereunder to $15,000 and further reduce such fee proportionately upon each repayment, redemption or conversion of the principal amount of the note; and (ii) terminate the Consulting Agreement upon the earlier of October 31, 2017, or the conversion, redemption or prepayment of the entire principal amount of the note.
As of December 31, 2015, the outstanding principal amount of the 2012 Notes is $1.5 million.
Subordinated Convertible Promissory Notes Issued in 2014 (the "2014 Notes")
The Company entered into Subscription Agreements with certain accredited investors pursuant to which the Company sold, on March 28, 2014, an aggregate of $6.5 million in principal amount of the 2014 Notes. The 2014 Notes bear interest at 10.0% per annum and such interest is payable quarterly in cash in arrears beginning on June 30, 2014. The 2014 Notes mature on April 30, 2015. The 2014 Notes are unsecured and subordinated in right of payment to existing and future senior indebtedness of the Company.
At any time on or after the date of issuance of the 2014 Notes, the 2014 Notes are convertible at the option of the holder into shares of the common stock at an initial conversion price equal to $4.50 per share, subject to adjustment for stock dividends, stock splits, combination of shares, recapitalization and other similar events.
The Company may prepay at any time, without penalty, upon 60 days prior notice, any portion of the outstanding principal amount and accrued and unpaid interest thereon with respect to any 2014 Note; provided, however, that: (i) the shares of common stock issuable upon conversion of any 2014 Note which is to be so prepaid must be: (a) registered for resale under the Securities Act ; or (b) otherwise sellable under Rule 144 of the Securities Act without volume limitations thereunder; and (ii) at any time after the issue date of the 2014 Notes, the volume-weighted average price of the common stock for ten consecutive trading days has equaled or exceeded 105% of the then-current conversion price.
In addition, the holders holding a majority of the outstanding principal amount with respect to all the 2014 Notes may require the Company to redeem all or any portion of the 2014 Notes upon a change of control at a redemption price equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon. Furthermore, upon a change of control, the Company may redeem all or any portion of the 2014 Notes for a redemption price equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon.
Park City Capital Offshore Master, Ltd. (“Park City Offshore”), an affiliate of Michael J. Fox, entered into a Subscription Agreement with the Company pursuant to which the Company issued $1.0 million in principal amount of the 2014 Notes. Mr. Fox is a director of Park City Offshore and a director of the Company and beneficial owner of greater than 5% of the Company's outstanding common stock. The 2014 Note was offered to and sold to Park City Offshore on the same terms and conditions as all other buyers in the offering.
On April 30, 2015, the Company repaid the outstanding principal amount of $6.5 million under the 2014 Notes plus all interest accrued and unpaid thereunder. Of the $6.5 million outstanding principal amount, $0.8 million was repaid in cash and $5.7 million was repaid through the setoff of amounts owed to the Company by the noteholders.
Convertible Subordinated Notes Issued in 2015 (the "2015 Notes")
On March 31, 2015, the Company entered into Subscription Agreements for $8.5 million of the 2015 Notes with certain accredited investors, including certain holders of the 2014 Notes. In connection therewith, the Company issued approximately $1.7 million in principal amount of 2015 Notes on March 31, 2015 and approximately $6.0 million in principal amount of 2015 Notes on April 30, 2015. Accepted subscriptions for $0.8 million in principal amount of 2015 Notes were not funded by the April 30, 2015 payment deadline, and 2015 Notes were not issued in respect thereof.
The 2015 Notes are convertible at the option of the holder into shares of common stock at an initial conversion price equal to $4.25 per share. If, prior to December 31, 2015, the Company issued or sold any shares of common stock or common stock equivalents (excluding certain excluded securities, as defined in the 2015 Notes) for a consideration per share (the “New Issuance Price”) less than the conversion price then in effect immediately prior to such issuance or sale, then immediately after such issuance or sale the conversion price then in effect shall be reduced to an amount equal to the New Issuance Price (an “Adjustment for Dilutive Issuances”). Notwithstanding the foregoing, no Adjustment for Dilutive Issuances would be effected to the extent it would cause the number of shares of common stock issued, plus the number of shares of common stock issuable, in respect of all 2015 Notes in the aggregate to exceed 3,850,405 shares of common stock. As of December 31, 2015, no Adjustment for Dilutive Issuances was made. In addition, the conversion price will be subject to adjustment for any subdivision (by stock dividend, stock split or similar corporation action) or combination (by reverse stock split or similar corporate action) of the common stock.

The Company may prepay at any time, without penalty, upon 60 days prior notice, any portion of the outstanding principal amount and accrued and unpaid interest thereon with respect to any 2015 Note; provided, however, that: (i) the shares of common stock issuable upon conversion of any 2015 Note which is to be so prepaid must be: (a) registered for resale under the Securities Act; or (b) otherwise sellable under Rule 144 of the Securities Act without volume limitations thereunder; (ii) at any time after the issue date of such 2015 Note, the volume-weighted average price of the common stock for ten consecutive trading days has equaled or exceeded 125% of the then-current conversion price; and (iii) such prepayment may not be effected prior to March 31, 2016. The 2015 Notes have a maturity date of April 30, 2017.

The holders holding a majority of the outstanding principal amount with respect to all the 2015 Notes may require the Company to redeem all or any portion of the 2015 Notes upon a change of control (as defined in the 2015 Notes) for a redemption price equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon. In addition, upon a change of control, the Company may redeem all or any portion of the 2015 Notes for a redemption price equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon.

In the offering, the Company accepted Subscription Agreements from certain related parties (see Note 18 - Related Party Transactions).
As of December 31, 2015, the outstanding principal amount of the 2015 Notes is $7.7 million.